Offerings - Offering: 1	Sep. 16, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 885.60
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, (the “Securities Act”) this registration statement shall also cover such indeterminate number of additional shares of the Registrant’s common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of the Registrant’s outstanding shares to be offered pursuant to the applicable plan described herein.